Earnings Per Common Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE
NOTE 20 — EARNINGS PER COMMON SHARE

The following table sets forth the computation of the basic and diluted earnings per common share:

Earnings per Common Share

dollars in millions, except per share data	Year Ended December 31,
	2023	2022	2021
Net income	$11,466	$1,098	$547
Preferred stock dividends	59	50	18
Net income available to common stockholders	$11,407	$1,048	$529
Weighted average common shares outstanding
Basic shares outstanding	14,527,902	15,531,924	9,816,405
Stock-based awards	11,711	18,020	—
Diluted shares outstanding	14,539,613	15,549,944	9,816,405
Earnings per common share
Basic	$785.14	$67.47	$53.88
Diluted	$784.51	$67.40	$53.88
BancShares RSUs are discussed in Note 22—Employee Benefit Plans.